As filed with the Securities and Exchange	Registration No.	333-70600
Commission on December 6, 2006	Registration No.	811-05626

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. [ 17 ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. [ ]

(Check appropriate box or boxes) SEPARATE ACCOUNT B (Exact name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)

1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (610) 425-3400

Michael A. Pignatella, Counsel	John S. (Scott) Kreighbaum, Esq.
ING	ING Americas (U.S. Legal Services)
151 Farmington Avenue	1475 Dunwoody Drive
Hartford, CT 06156	West Chester, PA 19308-1478
(860) 723-2239	(610) 425-3404
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on
_______________________
pursuant to paragraph (b) of Rule 485 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on
_______________________
pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group and Individual Deferred Variable Annuity Contract

PARTS A AND B

The Prospectus and Statement of Additional Information, each dated April 28, 2006, as supplemented, are incorporated into Parts A and B, respectively of this Post-Effective
Amendment No. 17 by reference to the Registrant’s filings under Rule 497(c), as filed on May 1,
2006 and August 2, 2006, and by Registrant’s filings under Rule 485(b), as filed on August 3,
2006 and Rule 497(e), as filed on May 3, 2006, June 28, 2006, October 12, 2006 and October 27,
2006 (File No. 333-70600).

A supplement dated December 6, 2006, to the Prospectus is included in Part A of this Post-
Effective Amendment No. 17.

ING USA Annuity and Life Insurance Company and its Separate Account B ING Rollover ChoiceSM Variable Annuity

Supplement dated December 6, 2006 to the Contract Prospectus dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

1.	Effective December 16, 2006, ING VP LargeCap Growth Portfolio (Class S) will be merged into ING BlackRock Large Cap Growth Portfolio (Class S). As a result of the merger, effective December 16, 2006 all references to ING VP LargeCap Growth Portfolio in the Contract Prospectus are deleted and ING BlackRock Large Cap Growth Portfolio (Class S) is added as an investment option. After the close of business on December 15, 2006, all existing account balances invested in ING VP LargeCap Growth Portfolio (Class S) will be transferred to ING BlackRock Large Cap Growth Portfolio (Class S).

Unless you provide us with alternative allocation instructions, all future allocations directed to ING
VP LargeCap Growth Portfolio (Class S) will be automatically allocated to ING BlackRock Large
Cap Growth Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our service center at:

Customer Service Center P.O. Box 9271 Des Moines, Iowa 50306-9271 1-800-366-0066

See also the Transfers Among Your Investments section of the Contract Prospectus for further information about making fund allocation changes.

2.	The minimum and maximum total annual trust or fund operating expenses shown in the Contract Prospectus will not change with the addition of the ING BlackRock Large Cap Growth Portfolio. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

3.	The following information is added to Appendix B – The Investment Portfolios in the Contract Prospectus:

Fund Name	Investment Adviser/Subadviser	Investment Objective(s)
ING Investors Trust – ING BlackRock Large Cap Growth Portfolio	Directed Services, Inc. Subadviser: BlackRock Investment Management, LLC	Seeks long-term growth of capital.

X.70600-06D	December 2006

SEPARATE ACCOUNT B PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits Financial Statements:

(a)(1)	Incorporated by reference in Part A:
Condensed Financial Information

(2)	Incorporated by reference in Part B: Financial Statements of Separate Account B:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2005

Statements of Operations for the year ended December 31, 2005

Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004

Notes to Financial Statements

Financial Statements of ING USA Annuity and Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Operations for the years ended December 31, 2005, 2004 and 2003

Balance Sheets as of December 31, 2005 and 2004

Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004 and 2003

Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

Notes to Financial Statements

(b)	Exhibits

	(1)	Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant · Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).

	(2)	Not applicable

(3.1)	Amendment to and Restatement of the Distribution Agreement between ING
USA and DSI effective January 1, 2004 · Incorporated herein by reference to
Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 9, 2004 (File Nos. 333-
90516, 811-5626).
(3.2)	Master Selling Agreement · Incorporated by reference to Registration
Statement on Form N-4 for Separate Account B filed with the Securities and
Exchange Commission on May 12, 2006(File Nos. 333-70600; 811-5626).
(4.1)	Variable Annuity Group Master Contract (GA-MA-1102) · Incorporated by
reference to Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange
Commission on December 11, 2001 (File Nos. 333-70600; 811-5626).

(4.2)	Variable Annuity Contract (GA-IA-1102)· Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
December 11, 2001 (File Nos. 333-70600; 811-5626).
(4.3)	Variable Annuity Certificate (GA-CA1102)· Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
December 11, 2001 (File Nos. 333-70600; 811-5626).
(4.4)	GET Fund Rider (GA-RA-1085) · Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on December
11, 2001 (File Nos. 333-70600; 811-5626).
(4.5)	Section 72 Rider · Incorporated by reference to Pre-Effective Amendment No.
1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001 (File Nos.
333-70600; 811-5626).
(4.6)	Waiver of Surrender Charge Rider · Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on December
11, 2001 (File Nos. 333-70600; 811-5626).
(4.7)	Simple Retirement Account Rider · Incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351,
811-5626).
(4.8)	403(b) Rider · Incorporated herein by reference to Post-Effective Amendment
No. 34 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).
(4.9)	Individual Retirement Annuity Rider · Incorporated herein by reference to
Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351,
811-5626).
(4.10)	ROTH Individual Retirement Annuity Rider · Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-
23351, 811-5626).
(4.11)	Death Benefit Option Package Endorsement (GA-RA-1117) · Incorporated
herein by reference to Post-Effective Amendment No. 4 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on
August 1, 2003 (File Nos. 333-70600, 811-5626).

(4.12)	Company Address and Name Change Endorsement · Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13,
2004 (File Nos. 333-28679, 811-5626).
(4.13)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Life
Pay) (IU-RA-3023) · Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File Nos. 333-
70600; 811-5626).
(4.14)	Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit
Rider with Reset (LifePay) (IU-RA-3023) · Incorporated by reference to Post-
Effective Amendment No. 15 to Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
July 20, 2006 (File Nos. 333-70600; 811-5626).
(4.15)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint
Life Pay) (IU-RA-3029) · Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on July 20,
2006 (File Nos. 333-70600; 811-5626).

(5)	Variable Annuity Application (GA-CDF-1105(08/06)) · Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange
Commission on August 3, 2006 (File Nos. 333-70600; 811-5626).

(6.1)	Restated Articles of Incorporation Providing for the Redomestication of Golden
American Life Insurance Company dated July 2 and 3, 2003, effective January
1, 2004 · Incorporated by reference to Company's 10-K, as filed with the SEC on March 29, 2004 (File No. 033-87270).
(6.2)	Amendment to Articles of Incorporation Providing for the Name Change of
Golden American Life Insurance Company dated November 20, 2003, effective
January 1, 2004 · Incorporated by reference to the Company's 10-K, as filed with the SEC on March 29, 2004 (File No. 033-87270).
(6.3)	Amendment to Articles of Incorporation Providing for the Change in Purpose
and Powers of ING USA Annuity and Life Insurance Company dated March 3 and 4, 2004, effective March 11, 2004 · Incorporated by reference to the
Company's 10-Q, as filed with the SEC on May 17, 2004 (File No. 033-87270).
(6.4)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance
Company, effective January 1, 2005 · Incorporated by reference to Registrant’s
Form 10-K as filed with the Securities and Exchange Commission on May 13,
2005 (File No. 33-87270).
(6.5)	Resolution of the Board of Directors for Powers of Attorney, dated (04/23/99) ·
Incorporated by reference to Post-Effective Amendment No. 3 to a Registration
Statement on Form N-4 for Golden American Life Insurance Separate Account
B filed with the Securities and Exchange Commission on April 23, 1999 (File
Nos. 333-28679, 811-5626).
(7)	Not applicable

(8.1)	Organizational Agreement dated December 28, 1988 · Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 1,
2001 (File Nos. 333-70600; 811-5626).
(8.2)	Assignment Agreement dated March 20, 1991for Organizational Agreement ·
Incorporated by reference to Post-Effective Amendment No. 40 to the
Registration Statement on Form N-1A to the GCG Trust as filed on May 3,
1999 (File No. 33-23512)
(8.3)	Addendum to Organizational Agreement (adding Market Manager Series and
Value Equity Series) · Incorporated by reference to Post-Effective Amendment
No. 35 to the Registration Statement on Form N-1A to the GCG Trust as filed on November 26, 1997, (File No. 33-23512)
(8.4)	Addendum dated September 25, 1995 to Organizational Agreement (adding
Strategic Equity Series) · Incorporated by reference to Post-Effective
Amendment No. 40 to the Registration Statement on Form N-1A to the GCG
Trust as filed on May 3, 1999 (File No. 33-23512)
(8.5)	Addendum dated December 29, 1995 to Organizational Agreement (adding
Small Cap Series) · Incorporated by reference to Post-Effective Amendment
No. 24 to the Registration Statement on Form N-1A to the GCG Trust as filed on December 22, 1995, (File No. 33-23512)
(8.6)	Addendum to Organizational Agreement (adding Managed Global Series) ·
Incorporated by reference to Post-Effective Amendment No. 27 to the
Registration Statement on Form N-1A to the GCG Trust as filed on June 14,
1996 (File No. 33-23512)
(8.7)	Addendum dated August 19, 1997 to Organizational Agreement (adding Mid-
Cap Growth Series, Research Series, Total Return Series, Growth & Income
Series, Value & Growth, Global Fixed Income Series, Growth Opportunities
Series, and Developing World Series) · Incorporated by reference to Post-
Effective Amendment No. 33 to the Registration Statement on Form N-1A to
the GCG Trust as filed on September 2, 1997 (File No. 33-23512)
(8.8)	Addendum dated February 16, 1999 to Organizational Agreement (adding
International Equity Series and the Large Cap Value Series) · Incorporated by
reference to Post-Effective Amendment No. 42 to the Registration Statement on
Form N-1A to the GCG Trust as filed on February 29, 2000 (File No. 33-
23512)
(8.9)	Addendum dated June 15, 1999 to Organizational Agreement (adding
Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special
Situations Series) · Incorporated by reference to Post-Effective Amendment
No. 43 to the Registration Statement on Form N-1A to the GCG Trust as filed on July 14, 2000 (File No. 33-23512)
(8.10)	Addendum dated November 16, 2000 to Organizational Agreement (adding
International Equity Series) · Incorporated by reference to Post-Effective
Amendment No. 44 to the Registration Statement on Form N-1A to the GCG
Trust as filed on December 1, 2000 (File No. 33-23512)

(8.11)	Addendum dated February 22, 2001 to Organizational Agreement (adding
Internet Tollkeeper Series) · Incorporated by reference to Post-Effective
Amendment No. 46 to the Registration Statement on Form N-1A to the GCG
Trust as filed on April 27, 2001 (File No. 33-23512)
(8.12)	Addendum dated February 26, 2002 to Organizational Agreement (adding
Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity,
Fundamental Growth, Focus Value, International Enhanced EAFE) ·
Incorporated by reference to Post-Effective Amendment No. 48 to the
Registration Statement on Form N-1A to the GCG Trust as filed on April 24,
2002 (File No. 33-23512)
(8.13)	Service Agreement effective as of January 1, 1994 between Golden American
Life Insurance Company and Directed Services, Inc. · Incorporated by
reference to the Initial Registration Statement on Form N-4 (File No. 333-
70600), as filed on October 1, 2001.
(8.14)	Asset Management Agreement effective as of January 20, 1998 between
Golden American Life Insurance Company and ING Investment Management
LLC · Incorporated by reference to the Initial Registration Statement on Form
N-4 (File No. 333-70600), as filed on October 1, 2001.
(8.15)	Amendments effective January 1, 2003 to Asset Management Agreement effective as of January 20, 1998 between Golden American Life Insurance
Company and ING Investment Management LLC · Incorporated by reference to Exhibit 10.A(l) to ING USA Annuity and Life Insurance Company’s Form
10-K filed with the SEC on March 29, 2004 (File No. 033-87270).
(8.16)	Third Amendment effective August 18, 2003 to Asset Management Agreement effective as of January 20, 1998, as amended on January 1, 2003, between
Golden American Life Insurance Company and ING Investment Management
LLC · Incorporated by reference to Exhibit 10.A(n) to ING USA Annuity and
Life Insurance Company’s Form 10-K filed with the SEC on March 29, 2004
(File No. 033-87270).
(8.17)	Surplus Note, dated (09/30/99) between Golden American Life Insurance
Company and ING American Insurance Holdings, Inc. · Incorporated by
reference to the Initial Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 1,
2001 (File Nos. 333-70600; 811-5626).
(8.18)	Surplus Note, dated (12/08/99) between Golden American Life Insurance
Company and First Columbine Life Insurance Company · Incorporated by
reference to the Initial Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on October 1,
2001 (File Nos. 333-70600; 811-5626).
(8.19)	Reinsurance Agreement, effective (01/01/00) between Golden American Life
Insurance Company and Security Life of Denver International Limited ·
Incorporated by reference to the Initial Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
October 1, 2001 (File Nos. 333-70600; 811-5626).

(8.20)	Letter of Credit between Security Life of Denver International Limited and The
Bank of New York · Incorporated by reference to the Initial Registration
Statement on Form N-4 for Separate Account B filed with the Securities and
Exchange Commission on October 1, 2001 (File Nos. 333-70600; 811-5626).
(8.21)	Surplus Note for $50,000,000 aggregate principal amount, dated December 29,
2004, issued by ING USA Annuity and Life Insurance Company to its affiliate,
Security Life of Denver International Limited · Incorporated by reference from
Exhibit 10.(q) to ING USA Annuity and Life Insurance Company’s Form 10-K
filed with the Securities and Exchange Commission on March 18, 2005 (File
No. 033-87270; Accession No. 0000837276-05-000070).
(8.22)	Surplus Note for $175,000,000 aggregate principal amount, dated December
29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, ING Life Insurance and Annuity Company · Incorporated by reference from Exhibit 10.(r) to ING USA Annuity and Life Insurance Company’s Form
10-K filed with the Securities and Exchange Commission on March 18, 2005
(File No. 033-87270; Accession No. 0000837276-05-000070).
(8.23)	Surplus Note for $175,000,000 aggregate principal amount, dated December
29, 2004, issued by ING USA Annuity and Life Insurance Company to its affiliate, ReliaStar Life Insurance Company · Incorporated by reference from
Exhibit 10(s) to ING USA Annuity and Life Insurance Company’s Form 10-K
filed with the Securities and Exchange Commission on March 18, 2005 (File
No. 033-87270; Accession No. 0000837276-05-000070).
(8.24)	Services Agreement dated January 1, 2001 by and between Golden American
Life Insurance Company and ING affiliated Insurance Companies listed on
Exhibit B · Incorporated by reference from Exhibit 10.A(k) to ING USA
Annuity and Life Insurance Company’s Form 10-K filed with the Securities and
Exchange Commission on March 18, 2005 (File No. 033-87270; Accession No.
0000837276-05-000070).
(8.25)	Services Agreement dated January 1, 2001 by and between Golden American
Life Insurance Company and ING North American Insurance Corporation, Inc.
· Incorporated by reference from Exhibit 10.A(g) to ING USA Annuity and
Life Insurance Company’s Form 10-K filed with the Securities and Exchange
Commission on March 18, 2005 (File No. 033-87270; Accession No.
0000837276-05-000070).
(8.26)	Form of Finance Shared Services Center Services Agreement dated September
1, 2000 by and among ING North American Insurance Corporation, Inc. and
ING affiliated Insurance Companies · Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 (File
No. 333-70600), as filed on December 11, 2001.
(8.27)	Participation Agreement made and entered into as of May 1, 2001 among
Pilgrim Variable Products Trust, ING Pilgrim Investments, LLC, Golden
American Life Insurance Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 25 to Registration
Statement on Form N-1A for ING Variable Products Trust (File No. 33-73140),
as filed on April 15, 2004.

(8.28)	Amendment executed August 30, 2002 Participation Agreement made and entered into as of May 1, 2001 among Pilgrim Variable Products Trust, ING
Pilgrim Investments, LLC, Golden American Life Insurance Company and ING
Pilgrim Securities, Inc. · Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-1A for ING Variable
Products Trust (File No. 33-73140), as filed on April 15, 2004.
(8.29)	Participation Agreement made and entered into as of July 13, 2001 by and among Golden American Life Insurance Company, Pioneer Variable Contracts
Trust, and Pioneer Funds Distributor, Inc. · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
33-23351), as filed on April 29, 2002.
(8.30)	Participation Agreement made and entered into as of July 20, 2001 by and among Golden American Life Insurance Company and Fidelity Distributors
Corporation on behalf of each of its Variable Insurance Products · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-23351), as filed on April 29, 2002.
(8.31)	Participation Agreement effective as of July 16, 2001 by and among Golden
American Life Insurance Company, Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced, VP, Inc., Aetna GET
Fund on behalf of its series, Aetna Variable Portfolios, Inc. on behalf of its series, and Aeltus Investment Management, Inc. · Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-70600), as filed on April 30, 2002.
(8.32)	Participation Agreement dated as of July 20, 2001 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin Templeton
Distributors, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.33)	Amendment dated as of January 2, 2002 to Participation Agreement dated as of
July 20, 2001 by and among Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity
Company, Aetna Insurance Company of America, Golden American Life
Insurance Company and Direct Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 333-01107), as filed on April 10, 2002.
(8.34)	Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING Insurance Company of
America, Golden American Life Insurance Company and Directed Services,
Inc. · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13,
2004.
(8.35)	Third Amendment dated May 3, 2004 to Participation Agreement dated July 20,
2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin

Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING
Insurance Company of America, Golden American Life Insurance Company
and Directed Services, Inc. and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-81216), as filed on April 12, 2005.
(8.36)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11,
2006.
(8.37)	Fund Participation Agreement effective July 13, 2001 between Golden
American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective
May 1, 2002) · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-70600), as filed on April
30, 2002.
(8.38)	Amendment dated September 1, 2001 to Participation Agreement between
Golden American Life Insurance Company, Portfolio Partners, Inc. (to be
renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed
ING Financial Advisers, LLC effective May 1, 2002) · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-70600), as filed on April 30, 2002.
(8.39)	Amendment dated May 1, 2003 to Participation Agreement between Golden
American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective
May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING
Financial Advisers, LLC effective May 1, 2002) · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 30, 2003.
(8.40)	Amendment dated November 1, 2004 to Participation Agreement between
Golden American Life Insurance Company, Portfolio Partners, Inc. (to be
renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed
ING Financial Advisers, LLC effective May 1, 2002) ) · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on
Form N-1A (File No. 333-32575), as filed on April 1, 2005.

(8.41)	Amendment dated April 29, 2005 to Participation Agreement between Golden
American Life Insurance Company, Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective
May 1, 2002), and Aetna Investment Services, LLC (to be renamed ING
Financial Advisers, LLC effective May 1, 2002) · Incorporated by reference to
Post-Effective Amendment No. 15 to Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on
July 20, 2006 (File Nos. 333-70600; 811-5626).
(8.42)	Amendment dated August 31, 2005 to Participation Agreement between
Golden American Life Insurance Company, Portfolio Partners, Inc. (to be
renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed
ING Financial Advisers, LLC effective May 1, 2002) · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange
Commission on July 20, 2006 (File Nos. 333-70600; 811-5626).
(8.43)	Amendment dated December 7, 2005 to Participation Agreement between
Golden American Life Insurance Company, Portfolio Partners, Inc. (to be
renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), and Aetna Investment Services, LLC (to be renamed
ING Financial Advisers, LLC effective May 1, 2002) · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange
Commission on July 20, 2006 (File Nos. 333-70600; 811-5626).
(8.44)	Amendment dated April 28, 2006 to Participation Agreement effective July
13, 2001 between ING Partners, Inc., ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, and ING USA Annuity and Life
Insurance Company
(8.45)	Shareholder Servicing Agreement effective January 1, 2002 between ING
Partners, Inc. (formerly Portfolio Partners, Inc. and Golden American Life
Insurance Company, Service Class Shares · Incorporated by reference to Post-
Effective Amendment No. 17 to Registration Statement on Form N-1A (File
No. 333-127202), as filed on October 29, 2004.
(8.46)	Amendment effective May 1, 2003 to Shareholder Servicing Agreement effective January 1, 2002 between ING Partners, Inc. (formerly Portfolio
Partners, Inc. and Golden American Life Insurance Company, Service Class
Shares · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-1A (File No. 333-127202), as filed on April
30, 2003.

(8.47)	Amendment dated November 1, 2004 to Shareholder Servicing Agreement effective January 1, 2002 between ING Partners, Inc. (formerly Portfolio
Partners, Inc. and Golden American Life Insurance Company, Service Class
Shares · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A (File No. 333-127202), as filed on April
1, 2005.
(8.48)	Amendment dated December 7, 2005 to Shareholder Servicing Agreement effective January 1, 2002 between ING Partners, Inc. (formerly Portfolio
Partners, Inc. and Golden American Life Insurance Company, Service Class
Shares · Incorporated by reference to Post-Effective Amendment No. 16 to
Registration Statement on Form N-4 for Separate Account B filed with the
Securities and Exchange Commission on August 3, 2006 (File Nos. 333-70600;
811-5626).
(8.49)	Amendment dated April 28, 2006 to Shareholder Servicing Agreement effective January 1, 2002 between ING Partners, Inc. and ING USA Annuity and Life Insurance Company, Service Class Shares
(8.50)	Form of Participation Agreement between Golden American Life Insurance
Company and Oppenheimer Variable Account Funds · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-70600), as filed on April 30, 2002.
(8.51)	Participation Agreement dated May 1, 1998 by and among Golden American
Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds
Distributors, LLC · Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-4 (File No. 333-28769), as filed on
April 26, 1999.
(8.52)	Amendment effective April 1, 2000 to Participation Agreement dated May 1,
1998 by and among Golden American Life Insurance Company, PIMCO
Variable Insurance Trust and PIMCO Funds Distributors, LLC · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-33914), as filed on December 2, 2005.
(8.53)	Participation Agreement made and entered into as of May 1, 2003 among ING
Investors Trust, Golden American Life Insurance Company and Directed
Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 33-23512), as filed on
February 27, 2004 .
(8.54)	Participation Agreement dated September 2, 2003 as amended and restated on
May 17, 2004 among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING
Investments, LLC, Directed Services, Inc., American Funds Insurance Series
and Capital Research and Management Company · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4
(File No. 333-70600), as filed on August 1, 2005.

(8.55)	Participation Agreement dated April 28, 2000 among Golden American Life
Insurance Company, ING Variable Insurance Trust, ING Mutual Funds
Management Co., LLC and ING Funds Distributor, Inc. · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-23351), as filed on April 29, 2002.
(8.56)	Expense Reimbursement Agreement Amendment · Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos.
333-70600; 811-5626).

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not applicable

(12)	Not applicable

(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Thomas Joseph McInerney[2]	Director and Chairman
Kathleen Ann Murphy[2]	Director
Robert W. Crispin[3]	Director
Catherine H. Smith[2]	Director and Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief
Financial Officer
Harry N. Stout[4]	President
John R. Dobo[5]	President, ING Institutional Markets
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
James R. Gelder[6]	Senior Vice President
James R. McInnis[4]	Senior Vice President
Stephen J. Preston[4]	Senior Vice President
Boyd G. Combs[1]	Senior Vice President, Tax
David S. Pendergrass[1]	Senior Vice President and Treasurer
Linda M. Beblo[4]	Vice President
Jeoffrey A. Block[7]	Vice President
Michelle Burkholder[4]	Vice President
Kevin L. Christensen[7]	Vice President
Patricia M. Corbett[7]	Vice President
Karen Czizik[5]	Vice President
Donald M. Desiderato[2]	Vice President
Shari A. Enger[4]	Vice President
Julie A. Foster[7]	Vice President

Saskia M. Goedhart[4]	Vice President
Steven J. Haun[7]	Vice President
Charles F. Hill[4]	Vice President
June P. Howard[1]	Vice President
Irene R. Jensen[4]	Vice President
Bart D. Kollen[5]	Vice President
Kenneth E. Lacy[1]	Vice President
Frederick C. Litow[1]	Vice President
William L. Lowe[2]	Vice President
Alan S. Lurty[4]	Vice President
Thomas A. Lutter[4]	Vice President
Paul L. Mistretta[1]	Vice President
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[7]	Vice President
Laurie J. Rasanen[8]	Vice President
Kevin J. Reimer[5]	Vice President
Matthew J. Rider[4]	Vice President
Eric J. Steelman[4]	Vice President
Sandra L. Stokley[7]	Vice President
Laurie M. Tillinghast[2]	Vice President
William J. Wagner[5]	Vice President
Christopher R. Welp[7]	Vice President
Mary A. Broesch[4]	Vice President and Actuary
Kimberly M. Curley[5]	Vice President and Actuary
Richard K. Lau[4]	Vice President and Actuary

Alice W. Su4	Vice President and Actuary
Robert E. Winawer[4]	Vice President and Appointed Actuary
Monte Combe[5]	Vice President and Chief Insurance Risk Officer, ING
Institutional Markets
Linda E. Senker[4]	Vice President and Chief Compliance Officer
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant
Secretary
Deborah T. Hall[4]	Vice President, Compliance
Kristi L. Wohlwend[7]	Vice President, Compliance
Ronald Falkner[2]	Vice President, Corporate Real Estate
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Paul L. Zemsky[3]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Joy M. Benner[6]	Secretary
Eric G. Banta[5]	Assistant Secretary
Jane A. Boyle[2]	Assistant Secretary
Diana R. Cavender[6]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope, II1	Assistant Secretary

Joseph D. Horan[1]	Assistant Secretary
Megan A. Huddleston[2]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James A. May, III[1]	Assistant Secretary
John Oberg[6]	Assistant Secretary
Randall K. Price[6]	Assistant Secretary
James Shuchart[4]	Assistant Secretary
Kimberly J. Smith[4]	Assistant Secretary
Edwina P. J. Steffer[6]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

2	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

3	The principal business address of this director and this officer is 230 Park Avenue, 13th Floor, New York, New York 10169.

4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

6	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

8	The principal business address of these officers is 2000, 21st Avenue NW, Minot, North Dakota 58703.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 47 to Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity

Company (File No.33-75962), as filed with the Securities and Exchange Commission on November 21, 2006.

Item 27. Number of Contract Owners

As of October 31, 2006, there were 250,246 qualified contract owners and 176,392 non-qualified contract owners in ING USA’s Separate Account B.

Item 28. Indemnification

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of
1933, and therefore may be unenforceable. In the event that a claim of such indemnification
(except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding)
is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	At present, Directed Services, Inc. (“DSI”), the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ (formerly Equitable Life Insurance

Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b)	The following information is furnished with respect to the officers and directors of Directed Services, Inc., the Registrant’s Distributor.

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
James R. McInnis[1]	Director and President
Robert J. Hughes[1]	Director
Matthew J. Rider[1]	Director
Shaun P. Mathews[2]	Executive Vice President
Kimberly A. Anderson[3]	Senior Vice President
James M. Hennessy[3]	Senior Vice President and Assistant Secretary
Robert S. Naka[3]	Senior Vice President
Michael J. Roland[3]	Senior Vice President
Laurie M. Tillinghast[2]	Senior Vice President
Stanley D. Vyner	Senior Vice President
230 Park Ave., 13th Floor
New York, NY 10169
Anita F. Woods[4]	Chief Financial Officer
Joseph M. O’Donnell[3]	Investment Advisory Chief Compliance Officer and
Senior Vice President
Beth G. Shanker[5]	Broker Dealer Chief Compliance Officer
Julius A. Drelick, III[3]	Vice President
William A. Evans[2]	Vice President
Todd Modic[3]	Vice President
Alyce D. (Leighton) Shaw[1]	Vice President
David S. Pendergrass[4]	Vice President and Treasurer

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Dawn M. Peck[4]	Vice President, Assistant Treasurer and Assistant
Secretary
James Shuchart[1]	General Counsel
Joy M. Benner[6]	Secretary
Diana R. Cavender[6]	Assistant Secretary
Randall K. Price[6]	Assistant Secretary
Edwina P. J. Steffer[6]	Assistant Secretary
G. Stephen Wastek[3]	Assistant Secretary

1	The principal business address of these directors and this officer is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

2.	The principal business address of these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

3	The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.

4	The principal business address of this officer 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

5	The principal business of this officer is 1290 Broadway, Denver, Colorado 80203.

6	The principal business address of this officer if 20 Washington Avenue south, Minneapolis, MN 55401.

(c)	Compensation to Principal Underwriter:
(1)	(2)	(3)	(4)	(5)
	2005 Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions	on Redemption	Commissions	Compensation
DSI	$378,135,000	$0	$0	$0

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by the Depositor and located at 909 Locust Street, Des Moines, Iowa

50309, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390, and at 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 31. Management Services

None.

Item 32. Undertakings Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this form N-4 promptly upon written or oral request.

The Company hereby represents:

1.	The account meets the definition of a “separate account” under federal securities laws.

2.	That the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-
70600) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, State of Connecticut, on the 6th day of December, 2006.

SEPARATE ACCOUNT B (Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE
COMPANY
(Depositor)
By:	Harry N. Stout*

Harry N. Stout
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated

Signature	Title
Harry N. Stout*	President	)

Harry N. Stout	(principal executive officer))
)
Catherine H. Smith*	Director	)

Catherine H. Smith		)
)
Thomas J. McInerney*	Director	)

Thomas J. McInerney		)
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		) December 6, 2006
)
Robert W. Crispin*	Director	)

Robert W. Crispin		)
)
David A. Wheat*	Director and Chief Financial Officer	)

David A. Wheat		)
)
Steven T. Pierson*	Chief Accounting Officer	)

Steven T. Pierson		)

By: /s/ Michael A. Pignatella Michael A. Pignatella Counsel of Depositor *Executed by Michael A. Pignatella on behalf of those indicated pursuant to Power of Attorney

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.8.44	Amendment dated April 28, 2006 to Participation Agreement
effective July 13, 2001 between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC,
and ING USA Annuity and Life Insurance Company
99-B.8.49	Amendment dated April 28, 2006 to Shareholder Servicing
Agreement effective January 1, 2002 between ING Partners, Inc.
and ING USA Annuity and Life Insurance Company, Service Class
Shares
99-B.9	Opinion and Consent of Counsel
99-B.10	Consent of Independent Registered Public Accounting Firm
99-B.13	Powers of Attorney